Commitments	12 Months Ended
Sep. 30, 2024
Commitments [Abstract]
Commitments

29.    Commitments

Other than commitments already disclosed in notes 11 for leases and notes 15 for long-term debt, the Company is committed to minimum amounts under long-term agreements for license and telecommunications and office equipment, which expire at the latest in 2025. The Company has also entered into a development contract.

As at September 30, 2024, minimum commitments remaining under these agreements over the following years are as follows:

	Total $	2025 $	2026 $	2027 $
Cloud services	946,558	723,571	212,087	10,900
Subcontracting services	698,470	698,470	—	—
License	176,977	166,313	10,664	—
Telecommunications	298,251	155,600	87,630	55,020
	2,120,256	1,743,954	310,381	65,920